Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies [Line Items]
Schedule Of Purchase Obligations

2016	2017	2018	2019	2020	Thereafter
$1,100	$1,100	$1,100	$1,100	$1,100	$8,410

Schedule Of Rent Expense Under Operating Leases

	Years Ended December 31,
	2015	2014	2013
Operating lease expense	$2,440	$2,820	$3,375
Purchased water under long-term agreements	13,718	13,139	12,923
Water treatment expense under contractual agreement	972	892	926

Motor Vehicles, Buildings And Other Equipment [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2016	2017	2018	2019	2020	Thereafter
$1,138	$714	$493	$404	$315	$301